Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2025
Trade And Other Payables
Schedule of trade and other payables

	2025	2025	2024
	US$	S$	S$

Trade payables
- third parties	1,649,041	2,097,415	829,324
Accruals	1,222,998	1,555,531	1,074,868
GST payables	219,858	279,638	391,330
Other payables
- third parties	2,343,283	2,980,422	280,427
	5,435,180	6,913,006	2,575,949